SUBSEQUENT EVENTS (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	Mar. 25, 2024 $ / shares shares	Mar. 15, 2024 CNY (¥) ¥ / shares shares	Feb. 28, 2024 shares	Feb. 27, 2024 USD ($) shares	Feb. 23, 2024 USD ($) $ / shares shares	Feb. 15, 2024 USD ($) shares	Feb. 12, 2024 USD ($) shares	Jan. 25, 2024 USD ($)	Jan. 09, 2024 USD ($) shares	Aug. 02, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Feb. 21, 2023 shares	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Feb. 12, 2021 $ / shares shares	Apr. 15, 2024 $ / shares shares	Apr. 02, 2024 $ / shares shares	Apr. 01, 2024 USD ($) $ / shares	Feb. 02, 2024 shares	Jan. 29, 2024 shares	Jan. 01, 2024 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Shares issued										2,083,333	5,681,820		1,234,568	1,625,000									1,062,472	166,667
Share issued price per share | (per share)										$ 0.48	$ 0.88		$ 0.81	$ 0.80								$ 1.00	¥ 7.10
Proceeds from issuing shares | $										$ 1,000,000	$ 5,000,000		$ 1,000,000	$ 1,300,000
Cash | ¥																							¥ 3,808	¥ 3,936	¥ 27,880
Shares issued par value | $ / shares													$ 0.024	$ 0.024
Aggregate the number of share sale															588,235
Number of ordinary shares issuable												5,678,430
Warrants exercise price per share | $ / shares															$ 4.46
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued												50,000,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued												200,000,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants									100,000
Fair value of shares issued | $									$ 190,000
Principal amount | $								$ 4,630,000
Percentage of bears interest rate								16.00%
Accountable expenses | $								$ 30,000
Percentage of gross proceeds								7.50%
Nonadjusting event [member] | Exchange agreement [member]
IfrsStatementLineItems [Line Items]
Payment of cash consideration | $						$ 55,556,000	$ 202,033,000
Issuance of restricted shares						27,778	101,016
Nonadjusting event [member] | Stock transfer agreement [member]
IfrsStatementLineItems [Line Items]
Transfer of equity | $				$ 1,000
Nonadjusting event [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued		1,727,941			1,300,000
Share issued price per share | (per share)		¥ 1.36			$ 1.00
Proceeds from issuing shares		¥ 2,350			$ 1,300,000
Warrants to purchase of shares					1,300,000
Exercise pice of warrants | $ / shares					$ 1.10
Nonadjusting event [member] | Consulting service agreement [member]
IfrsStatementLineItems [Line Items]
Issuance of restricted shares	51,471		75,000
Nonadjusting event [member] | Amendment employment agreement [member]
IfrsStatementLineItems [Line Items]
Cash | $																		$ 10,000
Nonadjusting event [member] | Amendment employment agreement [member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued																					500,000
Cash | $																		$ 20,000
Shares issued par value | $ / shares																		$ 0
Nonadjusting event [member] | Amendment employment agreement [member] | Class B ordinary shares [member] | Mr zhang [member]
IfrsStatementLineItems [Line Items]
Shares issued																					1,500,000
Nonadjusting event [member] | Amendment employment agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued par value | $ / shares																		$ 0
Nonadjusting event [member] | Warrant exchange agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued par value | $ / shares																$ 0	$ 0
Shares issued																0.5	0.5
Nonadjusting event [member] | Warrant exchange agreement [member] | Restricted class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued																25,036	30,026
Nonadjusting event [member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued																				300,000
Nonadjusting event [member] | Class A ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate the number of share sale					1,300,000
Warrants exercise price per share | $ / shares					$ 1.10
Nonadjusting event [member] | Class A ordinary shares [member] | Subscription Agreements [Member]
IfrsStatementLineItems [Line Items]
Share issued price per share | $ / shares	$ 1.12
Aggregate the number of share sale	10,000,000			31,300,000
Number of ordinary shares issuable				30,000,000
Issue to investors	10,000,000
Nonadjusting event [member] | Restricted class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued									100,000										193,994
Nonadjusting event [member] | Warrants [member] | Warrant exchange agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued																50,071	60,052
Nonadjusting event [member] | Warrants [member] | Class A ordinary shares [member] | Subscription Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issuable				1,300,000